DUE TO RELATED PARTIES	Sep. 30, 2025
December 31, 2024
DUE TO RELATED PARTIES

NOTE 6 – DUE TO RELATED PARTIES

Due to related parties is comprised of the following:

December 31,	2024	2023
Loans from Company officers	69,549	28,958
Accrued liability to contracted CFO	218,000	170,000
Note Payable to Officer	4,500	-
Accrued interest on Note Payable to Officer	348	-
Due to related parties	$292,397	$198,958

As of December 31, 2024 and 2023, loans from Company officers totaled $69,549 and $28,958, respectively. These amounts represent cash advances made by Company officers to fund operating expenses and direct payments made by Company officers on behalf of the Company. All amounts due to related parties are non-interest bearing and unsecured. During the year ended December 31, 2024, Company officers advanced a total of $41,758 to the Company. Repayments during the year totaled $1,167, all of which were made through officers’ personal charges to the Company’s credit card; no cash repayments were made.  During the year ended December 31, 2023, Company officers advanced $10,761 to the Company and received repayments totaling $26,685, of which $3,315 were repaid via officers’ personal charges to the Company’s credit card and $23,370 were repaid in cash.

The Company’s Chief Financial Officer is contracted and is not a W-2 employee. During the year ended December 31, 2024 the Company expensed the following for the CFO’s services: $53,000 in compensation ($5,000 of which was paid in cash) and $17,900 in Restricted Stock Awards that vested during the year. During the year ended December 31, 2023 the Company expensed the following for the CFO’s services: $48,000 in compensation and $70,000 in Restricted Stock Awards that vested during the year. As of December 31, 2024 and 2023, the Company owed $218,000 and $170,000, respectively, for services provided since 2021.

On August 12, 2024, the Company entered into an unsecured promissory note with the Company’s Chief Executive Officer in the principal amount of $4,500. The note bears interest at a rate of 20% per annum, calculated based on the actual number of days elapsed over a 365-day year. All unpaid principal and accrued but unpaid interest was due and payable in full on February 12, 2025. The note provides for acceleration of payment upon the occurrence of customary events of default, including the Company’s failure to pay amounts due, insolvency, bankruptcy, or a change of control, as defined in the note. Because the note was issued to the Company’s Chief Executive Officer, it is classified as a related party transaction under applicable accounting standards.

Interest expense related to this note was $348 for the year ended December 31, 2024 and accrued interest was $348 as of December 31, 2024. As of June 20, 2025, the date of this report, the note matured on February 12, 2025, and remains unpaid. Accordingly, the note is in default.

September 30, 2025
DUE TO RELATED PARTIES

NOTE 6 – DUE TO RELATED PARTIES

Due to related parties is comprised of the following:

	September 30, 2025	December 31, 2024
Loans from Company officers	$57,777	$69,549
Accrued liability to contracted CFO	254,000	218,000
Note Payable to Officer, in default	4,500	4,500
Accrued interest on related party notes	2,185	348
Total due to related parties – current	318,462	292,397

Convertible note payable to related party – long term (see Note 7)	25,000	-
Total due to related parties – long-term	25,000	-
Total due to related parties	$343,462	$292,397

As of September 30, 2025 and December 31, 2024, loans from Company officers totaled $57,777 and $69,549, respectively. These amounts represent cash advances made by Company officers to fund operating expenses and direct payments made by Company officers on behalf of the Company. All amounts due to related parties are non-interest bearing and unsecured. For the nine months ended September 30, 2025, Company officers advanced a total of $13,474 to the Company and were repaid $20,678 in cash and $4,568 through personal charges to the Company’s credit card. For the nine months ended September 30, 2024, Company officers advanced $30,187 and were repaid $1,167 through personal charges to the Company’s credit card.

The Company’s Chief Financial Officer is engaged under a consulting arrangement and is not a W-2 employee. The Company recognized $36,000 in compensation expense for the nine months ended September 30, 2025 and 2024 and $12,000 in compensation expense for the three months ended September 30, 2025 and 2024. As of September 30, 2025 and December 31, 2024, accrued but unpaid fees totaled $254,000 and $218,000, respectively, for services provided since 2021.

On August 12, 2024, the Company entered into an unsecured promissory note with the Company’s Chief Executive Officer in the principal amount of $4,500. The note bears interest at a rate of 20% per annum, calculated based on the actual number of days elapsed over a 365-day year. All unpaid principal and accrued but unpaid interest was due and payable in full on February 12, 2025. The note provides for acceleration of payment upon the occurrence of customary events of default, including the Company’s failure to pay amounts due, insolvency, bankruptcy, or a change of control, as defined in the note. Because the note was issued to the Company’s Chief Executive Officer, it is classified as a related party transaction under applicable accounting standards. As of the date of this report, the note remains unpaid and is in default. Interest expense on this note was $673 and $121 for the nine months ended September 30, 2025 and 2024, respectively, and $227 and $121 for the three months ended September 30, 2025 and 2024, respectively.

On April 18, 2025, the Company issued a Series 2025 Note, as described in Note 7, for $25,000 cash to the spouse of a Company director. The note is due April 18, 2028. The note is considered a related party transaction but was issued on the same terms as those offered to unaffiliated investors and was executed on an arm’s length basis.

Interest expense on this note was $1,164 and zero for the nine months ended September 30, 2025 and 2024, respectively, and $651 and zero for the three months ended September 30, 2025 and 2024, respectively. Accrued interest on related party notes was $2,185 and $348 as of September 30, 2025 and December 31, 2024, respectively.